CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.04	₪ 0.04
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,635,548	35,610,399
Ordinary shares, shares outstanding	34,532,452	34,507,303
Treasury shares	1,103,096	1,103,096